Capital Management, Corporate Governance Transparency Policy and Risk Management - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 Board_member Branches	Dec. 31, 2022 ARS ($)
Disclosure of detailed information about financial instruments [line items]
Number of board of directors | Board_member	11
Number of independent directors | Board_member	5
Percentage of high liquidity assets portfolio	25.00%
Percentage of confidence level	99.00%	99.00%
Probability Of Default Estimated Life	12 months
Expected credit loss rate	99.00%
current scenario from negative real interest rates [Member]
Disclosure of detailed information about financial instruments [line items]
Additional allowance recognized in profit or loss allowance account for credit losses of financial assets | $		$ 5,720,558
Negative Impact On The Quality Of Consumer Credit Portfolio And The Behavious of Mipymes [Member]
Disclosure of detailed information about financial instruments [line items]
Additional allowance recognized in profit or loss allowance account for credit losses of financial assets | $		$ 10,978,134
Medium Sized Segments Of Comparable Commercial Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Consumption Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Payment made by refinanced customers as a percentage of capital owed	20.00%
Maximum Average Term [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	99.90%
Maximum Average Term [member] | No Low Risk Customer [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Maximum Average Term [member] | Nonlow Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	30 days
Bottom of range [member] | No Low Risk Customer [Member] | Stage 2 [Member] | Consumption Portfolio And Comparable Commercial Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Banco Macro SA [member]
Disclosure of detailed information about financial instruments [line items]
Number of branches | Branches	519